Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ 27,687	$ 25,396	$ 66,785
Prior years' (benefits) taxes	(1,830)	(2,444)	2,540
Deferred income taxes	56,097	80,828	25,988
Tax expense	81,954	103,780	95,313
Tax expense alternative
Domestic (Israel)	17,373	26,175	34,254
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	64,581	77,605	61,059
Tax expense	$ 81,954	$ 103,780	$ 95,313